FINANCIAL INSTRUMENTS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019	Jun. 30, 2020 NOK (kr) containership	Jun. 30, 2020 USD ($) containership	Dec. 31, 2019 NOK (kr)	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Financial instruments at fair value, current portion				$ 0		$ 520
Financial instruments at fair value, long-term portion				0		3,479
Derivative, Notional Amount				1,100,000		1,000,000
Loans to related parties which are associates				306,398		327,616
Financial instruments at fair value, current portion				563		6,067
Financial instruments at fair value, long-term portion				$ 67,437		20,579
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Derivative [Line Items]
Principal debt amount | kr					kr 500,000,000
NOK600million senior unsecured floating rate bonds due 2023 [Member]
Derivative [Line Items]
Principal debt amount | kr			kr 700,000,000
NOK700million senior unsecured floating rate bonds due 2024 [Member]
Derivative [Line Items]
Principal debt amount | kr			kr 700,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Derivative [Line Items]
Interest rate			5.75%	5.75%
Senior Unsecured Convertible Bonds due 2023 [Member]
Derivative [Line Items]
Interest rate		4.875%	4.875%	4.875%
Sales Revenue, Net [Member] | Evergreen [Member]
Derivative [Line Items]
Concentration Risk, Percentage	14.00%	15.00%
Sales Revenue, Net [Member] | Maersk [Member]
Derivative [Line Items]
Concentration Risk, Percentage	28.00%	31.00%
Sales Revenue, Net [Member] | MSC [Member]
Derivative [Line Items]
Concentration Risk, Percentage	13.00%	14.00%
Sales Revenue, Net [Member] | Golden Ocean [Member]
Derivative [Line Items]
Concentration Risk, Percentage	11.00%	11.00%
Comprehensive Income [Member] | Seadrill [Member]
Derivative [Line Items]
Concentration Risk, Percentage	18.00%	26.00%
Seadrill [Member]
Derivative [Line Items]
LoansToRelatedPartiesWhichAreAssociates				$ 310,100		326,100
Evergreen [Member]
Derivative [Line Items]
Number of container vessels | containership			4	4
Maersk [Member]
Derivative [Line Items]
Number of container vessels | containership			12	12
MSC [Member]
Derivative [Line Items]
Number of container vessels | containership			32	32
Golden Ocean [Member]
Derivative [Line Items]
Number of container vessels | containership			8	8
Cross Currency Interest Rate Contract 4 [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount			kr 600,000,000	$ 67,500
Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments at fair value, current portion				0		0
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments at fair value, current portion				0		0
Financial instruments at fair value, long-term portion				0		189
Financial instruments at fair value, current portion				0		0
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Notional Amount Settled	$ 166,800
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments at fair value, long-term portion				0		2,913
Financial instruments at fair value, long-term portion				19,706		1,948
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments at fair value, current portion				0		520
Financial instruments at fair value, long-term portion				0		377
Financial instruments at fair value, current portion				563		6,067
Financial instruments at fair value, long-term portion				10,647		5,477
Cross Currency Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments at fair value, long-term portion				13,251		2,105
Cross Currency Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments at fair value, long-term portion				69		0
Cross Currency Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments at fair value, long-term portion				23,764		$ 11,049
Cross Currency Interest Rate Contract 2 | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount			100,000,000	11,300
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount			600,000,000	76,800
Cross Currency Interest Rate Contract 3 | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount			700,000,000	$ 80,500
Interest Rate Swap1 | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount | kr			kr 67,500,000
Derivative, Fixed Interest Rate			0.014%	0.014%
Interest Rate Swap2 | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount | kr			kr 166,941,000
Interest Rate Swap2 | Designated as Hedging Instrument [Member] | Minimum
Derivative [Line Items]
Derivative, Fixed Interest Rate			0.0046%	0.0046%
Interest Rate Swap2 | Designated as Hedging Instrument [Member] | Maximum
Derivative [Line Items]
Derivative, Fixed Interest Rate			0.0047%	0.0047%
Interest Rate Swap3 | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount | kr			kr 49,305,000
Derivative, Fixed Interest Rate			0.0028%	0.0028%